Interest and Finance Costs (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest and Debt Expense [Abstract]
Interest on long-term debt	$ 62,593	$ 56,107
Amortization and write off of Financing Fees	18,326	4,208
Amortization of convertible notes discount	16,260	10,831
Amortization of share lending agreement notes issuance costs	1,476	930
Other	5,158	4,381
Capitalized interest	(39,354)	(36,310)
Total	$ 64,459	$ 40,147	[1]

[1]	As restated, see also Note 3